Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Assets
Investments	$ 758	$ 391
Prepaids and other	796	916
Pension (note 23)	212
Other assets	$ 1,766	$ 1,307